OTHER FINANCIAL LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Detailed information about other financial liabilities

As at December 31,	2020	2019
Lease liabilities (Note 34)	$35.2	$43.5
Royalty payable	16.5	9.6
Severance accrual	39.7	33.2
Deferred share units/performance share units liability (Note 31)	38.4	28.0
Accounts receivable and value added tax financing credit (i)	27.6	34.5
Current portion of long-term debt (Note 28)	—	56.2
Derivative liabilities (Note 17)	15.1	1.8
Other	16.0	22.3
	$188.5	$229.1
Current	$78.8	$131.1
Non-current	109.7	98.0
	$188.5	$229.1
(i)Accounts receivable and value added tax ("VAT") financing credits are payable within 30 days from the receipt of proceeds on doré sales, or payable in the month of approval of the VAT credit, respectively.